CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred A Shares [Member]	Preferred B Shares [Member]	Preferred C Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2022 at Dec. 31, 2020	$ 413			$ 121,149	$ 8,386,593	$ (16,755,676)	$ (8,247,521)
Beginning balance, shares at Dec. 31, 2020	4,126,776			1,211,495,162
Beneficial conversion feature of convertible notes					111,765		111,765
Net loss						2,920,382	2,920,382
Shares issued upon conversion of convertible notes payable	$ 12			$ 7,520	1,273,991		1,281,523
Shares issued upon conversion of convertible notes payable, shares	123,803			75,195,174
Private placement of common shares				$ 12,509	1,128,303		1,140,812
Private placement of common shares, shares				125,089,161
Ending balance, value at Dec. 31, 2021	$ 425			$ 141,177	10,900,652	(13,835,294)	(2,793,040)
Ending balance, shares at Dec. 31, 2021	4,250,579			1,411,779,497
Net loss						(1,193,106)	(1,193,106)
Shares issued upon conversion of convertible notes payable					414,770		418,918
Issuance of Preferred B Shares for cash					1,500,000		1,500,000
Issuance of Preferred B Shares for cash, shares		1,500
Financing fee paid in Preferred B shares					42,000		42,000
Financing fee paid in Preferred B shares, Shares		35
Beneficial conversion feature of Preferred B shares					300,000		300,000
Shares issued for services					56,200		56,800
Ending balance, value at Mar. 31, 2022	$ 425				13,213,622	(15,028,400)	(1,668,428)
Ending balance, shares at Mar. 31, 2022	4,250,579	1,535
Balance - December 31, 2022 at Dec. 31, 2021	$ 425			$ 141,177	10,900,652	(13,835,294)	(2,793,040)
Beginning balance, shares at Dec. 31, 2021	4,250,579			1,411,779,497
Net loss						(22,762,622)	(22,762,622)
Issuance of Preferred B Shares for cash					1,964,600		1,964,600
Issuance of Preferred B Shares for cash, shares		1,980
Conversion of debt to Preferred B Shares					319,200		319,200
Conversion of debt to Preferred B shares, Shares		266
Financing fee paid in Preferred B shares					68,400		68,400
Financing fee paid in Preferred B shares, Shares		59
Issuance of Preferred C voting shares					15,300,000		15,300,000
Issuance of Preferred C voting shares, shares			3,000
Series B dividends						(210,486)	(210,486)
Beneficial conversion feature of Preferred B shares					434,200		434,200
Shares issued for the Company’s equity line				$ 19,526	506,743		526,269
Shares issued for the Companys equity line, shares				195,261,678
Shares issued for services				$ 600	56,200		56,800
Shares issued for services, Shares				6,000,000
Acquisition shares issued for Stage It purchase				$ 6,297	629,736		636,033
Acquisition shares issued for Stage It purchase, Shares				62,973,578
Ending balance, value at Dec. 31, 2022	$ 425			$ 167,601	30,179,731	(36,808,403)	(6,460,646)
Ending balance, shares at Dec. 31, 2022	4,250,579	2,305	3,000	1,676,014,753
Net loss						(373,404)	(373,404)
Issuance of Preferred B Shares for cash					111,000		111,000
Issuance of Preferred B Shares for cash, shares		111
Financing fee paid in Preferred B shares					6,000		6,000
Financing fee paid in Preferred B shares, Shares		6
Series B dividends						(65,596)	(65,596)
Shares issued for the Company’s equity line					247,848		258,597
Ending balance, value at Mar. 31, 2023	$ 425				$ 30,544,579	$ (37,247,403)	$ (6,524,049)
Ending balance, shares at Mar. 31, 2023	4,250,579	2,422